As filed with the Securities and Exchange Commission on October 1, 2012.

File Nos.  033-11444

     811-04986

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  _____

Post-Effective Amendment No.  54                       (X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No.  56                                            (X)

FRANKLIN INVESTORS SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000

(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (insert date)pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a) (1)

[ ] on (date) after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectus and SAI of Franklin Low Duration Total Return Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement.

As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, amended, and the Investment Company of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 28th day of September, 2012.

                               FRANKLIN INVESTORS SECURITIES TRUST

  (Registrant)

 By:    /s/ Karen L. Skidmore_

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	President and Chief Executive Officer – Investment Management Dated: September 28, 2012
Laura F. Fergerson * Laura F. Fergerson	Chief Executive Officer - Finance and Administration Dated: September 28, 2012
Gaston Gardey* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: September 28, 2012
Harris J. Ashton* Harris J. Ashton	Trustee Dated: September 28, 2012
Sam Ginn* Sam Ginn	Trustee Dated: September 28, 2012
Edith E. Holiday* Edith E. Holiday	Trustee Dated: September 28, 2012
Charles B. Johnson* Charles B. Johnson	Trustee Dated: September 28, 2012
Rupert H. Johnson, Jr.* Rupert H. Johnson, Jr.	Trustee Dated: September 28, 2012
J. Michael Luttig* J. Michael Luttig	Trustee Dated: September 28, 2012
Frank A. Olson* Frank A. Olson	Trustee Dated: September 28, 2012

Larry D. Thompson* Larry D. Thompson	Trustee Dated: September 28, 2012
John B. Wilson* John B. Wilson	Trustee Dated: September 28, 2012

*By  /s/Karen L. Skidmore_____

     Karen L. Skidmore, Attorney-in-Fact

     (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase